Employee Compensation - Summary of Duration of Defined Benefit Obligation (Detail) - yr	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Pension Plans [member] | Canada [member]
Disclosure of defined benefit plans [line items]
Duration of defined benefit obligation	14.5	15.4
Pension Plans [member] | United States [member]
Disclosure of defined benefit plans [line items]
Duration of defined benefit obligation	9.5	9.9
Other employee future benefit plans [member] | Canada [member]
Disclosure of defined benefit plans [line items]
Duration of defined benefit obligation	13.7	14.3